Segment Information - Revenue by Geographic Region (Table) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Total	$ 18,350	$ 15,695	$ 35,053	$ 31,352
Asia
Total	$ 18,350	$ 15,695	$ 35,053	$ 31,352